Fuwei Films (Holdings) Co., Ltd (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2021
Fuwei Films (Holdings) Co., Ltd (Parent Company)
Schedule of Condensed Unaudited Balance Sheet

Condensed unaudited Balance Sheet as of December 31, 2021, and 2020

	2021		2020
	RMB	US$	RMB

Cash and cash equivalents	0	0	—
Other current assets	272,277	42,726	280,283
Investments in subsidiaries	0	0	—

Total assets	272,277	42,726	280,283

Current liabilities	64,752	10,161	66,656
Total shareholders’ equity	207,525	32,565	213,627

Total liabilities and shareholders’ equity	272,277	42,726	280,283

Schedule of Condensed Unaudited Statements of Operations

Condensed unaudited Statements of Operations (For the years ended December 31, 2021, 2020, and 2019)

	2021		2020	2019
	RMB	US$	RMB	RMB

Interest income (expenses)	0	0	—	(3)
General and administrative expenses	0	0	—	—
Other income	0	0	—	—
Loss before equity in undistributed earnings of subsidiaries	0	0	—	(3)
Equity in earnings of subsidiaries	89,213	14,000	19,610	11,366

Net income	89,213	14,000	19,610	11,363

Schedule of Condensed Unaudited Statement of Cash Flows

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2021, 2020, and 2019)

	2021		2020	2019
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	89,213	14,000	19,610	11,363
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	(89,213)	(14,000)	(19,610)	(11,366)
- Foreign exchange gain	0	0	—	—
Changes in operating assets and liabilities:
- Other current assets	0	0	—	—
- Other current liabilities	0	0	—	(12)

Net cash provided by operating activities	0	0	—	(15)

Cash flow from financing activities

Payments to related parties	0	0	—	—
Proceeds from related parties	0	0	(3)	—

Effect of exchange	0	0	—	—

Net cash provided by (used in) financing activities	0	0	(3)	—

Net increase (decrease) in cash	0	0	(3)	(15)
Cash:
At beginning of year	0	0	3	18
At end of year	0	0	—	3